UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aristotle Capital Management, LLC
Address:  11100 Santa Monica Blvd
          Suite 1700
          Los Angeles, CA 90025

Form 13F File Number:  028-2634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Schweitzer
Title:    Chief Compliance Officer
Phone:    310-478-4005

Signature, Place, and Date of Signing:

    /s/ Richard Schweitzer           Los Angeles, CA             May 11, 2012
    ----------------------           ----------------            ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          131
                                         -----------

Form 13F Information Table Value Total:  $ 1,527,355
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
--------------------------  ----------------- --------- -------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
      NAME OF ISSUER              CLASS         CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------  ----------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ---------
3M CO                        COM               88579Y101    1,855     20,795 SH       Sole                   13,820            6,975
ABBOTT LABS                  COM               002824100   47,892    781,400 SH       Sole                  525,023          256,377
ACCENTURE PLC IRELAND        SHS CLASS A       G1151C101   27,917    432,817 SH       Sole                  343,170           89,647
AES CORP                     COM               00130H105   45,330  3,468,254 SH       Sole                2,167,036        1,301,218
AMERICAN EXPRESS CO          COM               025816109    4,000     69,130 SH       Sole                   57,710           11,420
APPLE INC                    COM               037833100      975      1,627 SH       Sole                      927              700
AT&T INC                     COM               00206R102      306      9,807 SH       Sole                    2,452            7,355
AUTOLIV INC                  COM               052800109    1,726     25,738 SH       Sole                   12,133           13,605
BANCO SANTANDER SA           ADR               05964H105   16,711  2,178,690 SH       Sole                1,789,729          388,961
BANK OF AMERICA CORPORATION  COM               060505104   31,350  3,275,912 SH       Sole                2,181,007        1,094,905
BARCLAYS PLC                 ADR               06738e204    1,612    106,373 SH       Sole                   49,668           56,705
BAXTER INTL INC              COM               071813109   33,907    567,195 SH       Sole                  381,759          185,436
BEAM INC                     COM               073730103    1,537     26,250 SH       Sole                   11,350           14,900
BERKSHIRE HATHAWAY INC DEL   CL B NEW          084670702    2,958     36,450 SH       Sole                   33,400            3,050
BERKSHIRE HATHAWAY INC DEL   CL A              084670108    4,267         35 SH       Sole                       32                3
BP PLC                       SPONSORED ADR     055622104    1,085     24,104 SH       Sole                   19,104            5,000
BRISTOL MYERS SQUIBB CO      COM               110122108      225      6,671 SH       Sole                    4,565            2,106
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH    112585104    1,187     37,595 SH       Sole                   17,515           20,080
BUNGE LIMITED                COM               G16962105      836     12,220 SH       Sole                    5,420            6,800
CARBO CERAMICS INC           COM               140781105    1,202     11,400 SH       Sole                    8,100            3,300
CATERPILLAR INC DEL          COM               149123101      320      3,000 SH       Sole                    3,000
CENTURYLINK INC              COM               156700106    5,952    154,000 SH       Sole                                   154,000
CHEVRON CORP NEW             COM               166764100      877      8,180 SH       Sole                    3,680            4,500
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11    17133Q502      781     25,391 SH       Sole                   12,696           12,695
CHURCH & DWIGHT INC          COM               171340102    1,840     37,400 SH       Sole                   29,200            8,200
CINTAS CORP                  COM               172908105    1,552     39,681 SH       Sole                   20,581           19,100
COCA COLA CO                 COM               191216100    1,174     15,866 SH       Sole                   15,866
COLGATE PALMOLIVE CO         COM               194162103    1,902     19,450 SH       Sole                   14,350            5,100
CONAGRA FOODS INC            COM               205887102   31,977  1,217,698 SH       Sole                  794,631          423,067
COSTCO WHSL CORP NEW         COM               22160K105      836      9,205 SH       Sole                    5,195            4,010
COVIDIEN PLC                 SHS               G2554F113   35,910    656,739 SH       Sole                  402,334          254,405
CREXUS INVT CORP             COM               226553105      555     53,700 SH       Sole                   43,000           10,700
DEERE & CO                   COM               244199105   30,458    376,488 SH       Sole                  245,778          130,710
DIAGEO P L C                 SPON ADR NEW      25243Q205    9,388     97,288 SH       Sole                   82,403           14,885
DIRECTV                      COM CL A          25490A101      766     15,524 SH       Sole                   14,290            1,234
DONALDSON INC                COM               257651109      607     17,000 SH       Sole                    7,000           10,000
DOVER CORP                   COM               260003108    1,032     16,400 SH       Sole                    6,950            9,450
DOW CHEM CO                  COM               260543103   35,536  1,025,865 SH       Sole                  668,734          357,131
EBAY INC                     COM               278642103   39,229  1,063,120 SH       Sole                  706,614          356,506
E M C CORP MASS              COM               268648102   45,476  1,521,957 SH       Sole                1,016,531          505,426
EMERSON ELEC CO              COM               291011104    1,152     22,075 SH       Sole                    3,075           19,000
ENERSIS S A                  SPONSORED ADR     29274F104    1,041     51,540 SH       Sole                   23,040           28,500
EQUIFAX INC                  COM               294429105      441      9,963 SH       Sole                    1,963            8,000
ERICSSON L M TEL CO          ADR B SEK 10      294821608    1,959    189,990 SH       Sole                   91,405           98,585
EXXON MOBIL CORP             COM               30231G102    6,811     78,533 SH       Sole                   56,033           22,500
FIRST REP BK SAN FRANCISCO C COM               33616c100   30,579    928,339 SH       Sole                  610,283          318,056
FORTUNE BRANDS HOME & SEC IN COM               34964c106      542     24,550 SH       Sole                    9,650           14,900
FRANKLIN ELEC INC            COM               353514102    1,371     27,933 SH       Sole                   17,133           10,800
GENERAL DYNAMICS CORP        COM               369550108   34,865    475,131 SH       Sole                  311,839          163,292
GENERAL ELECTRIC CO          COM               369604103   36,532  1,820,214 SH       Sole                1,225,449          594,765
GENERAL MLS INC              COM               370334104      827     20,960 SH       Sole                    9,460           11,500
GLAXOSMITHKLINE PLC          SPONSORED ADR     37733W105      281      6,262 SH       Sole                    5,462              800
GRAINGER W W INC             COM               384802104    1,031      4,800 SH       Sole                    4,150              650
HALLIBURTON CO               COM               406216101   30,224    910,643 SH       Sole                  607,014          303,629
HEINZ H J CO                 COM               423074103   36,185    675,722 SH       Sole                  439,556          236,166
HERSHEY CO                   COM               427866108   38,360    625,472 SH       Sole                  417,175          208,297
HESS CORP                    COM               42809H107   27,691    469,744 SH       Sole                  307,239          162,505
HOME DEPOT INC               COM               437076102   10,107    200,896 SH       Sole                  179,301           21,595
HOSPIRA INC                  COM               441060100   21,349    570,974 SH       Sole                  380,911          190,063
HSBC HLDGS PLC               SPON ADR NEW      404280406    1,252     28,199 SH       Sole                   12,044           16,155
ILLINOIS TOOL WKS INC        COM               452308109    1,513     26,485 SH       Sole                   14,085           12,400
INTERNATIONAL BUSINESS MACHS COM               459200101   18,766     89,938 SH       Sole                   59,309           30,629
INTUIT                       COM               461202103      211      3,500 SH       Sole                    3,500
ISHARES TR                   FTSE CHINA2 5 IDX 464287184      201      5,495 SH       Sole                    5,495
ISHARES INC                  MSCI JAPAN        464286848    1,289    126,680 SH       Sole                  126,680
ISHARES INC                  MSCI TAIWAN       464286731      671     50,045 SH       Sole                   32,045           18,000
ISHARES TR                   MSCI EAFE INDEX   464287465      483      8,800 SH       Sole                    8,800
ISHARES TR                   RUSL 2 000 VALU   464287630      443      6,075 SH       Sole                    6,075
PENNEY J C INC               COM               708160106   32,579    919,524 SH       Sole                  609,865          309,659
JOHNSON & JOHNSON            COM               478160104    4,312     65,371 SH       Sole                   46,065           19,306
JPMORGAN CHASE & CO          COM               46625H100   43,836    953,366 SH       Sole                  668,601          284,765
KIMBERLY CLARK CORP          COM               494368103      707      9,570 SH       Sole                    9,570
KRAFT FOODS INC              CL A              50075N104    3,880    102,071 SH       Sole                   96,773            5,298
LENNAR CORP                  CL A              526057104   38,235  1,406,751 SH       Sole                  927,567          479,184
LOWES COS INC                COM               548661107   41,425  1,320,124 SH       Sole                  820,836          499,288
M & T BK CORP                COM               55261F104   29,312    337,380 SH       Sole                  223,782          113,598
MARTIN MARIETTA MATLS INC    COM               573284106      522      6,101 SH       Sole                    2,801            3,300
MCDONALDS CORP               COM               580135101      451      4,600 SH       Sole                    3,400            1,200
MEAD JOHNSON NUTRITION CO    COM               582839106      353      4,284 SH       Sole                    3,196            1,088
MICROSOFT CORP               COM               594918104      532     16,508 SH       Sole                   15,308            1,200
MITSUBISHI UFJ FINL GROUP IN SPONSORED ADR     606822104   17,941  3,602,597 SH       Sole                2,934,811          667,786
MONSANTO CO NEW              COM               61166W101      399      5,000 SH       Sole                    5,000
MORGAN STANLEY               COM NEW           617446448    8,697    442,800 SH       Sole                  140,000          302,800
NIKE INC                     CL B              654106103      282      2,600 SH       Sole                    2,600
NOBLE CORPORATION BAAR       NAMEN -AKT        H5833N103    1,824     48,680 SH       Sole                   22,765           25,915
NORDSTROM INC                COM               655664100    1,755     31,500 SH       Sole                   31,500
NORTHROP GRUMMAN CORP        COM               666807102    4,497     73,624 SH       Sole                   71,234            2,390
NOVARTIS A G                 SPONSORED ADR     66987V109    1,043     18,825 SH       Sole                    8,800           10,025
ORACLE CORP                  COM               68389X105   31,999  1,097,366 SH       Sole                  718,182          379,184
ORIX CORP                    SPONSORED ADR     686330101      568     11,774 SH       Sole                   10,258            1,516
PARKER HANNIFIN CORP         COM               701094104      461      5,450 SH       Sole                    3,450            2,000
PEPSICO INC                  COM               713448108    6,244     94,114 SH       Sole                   63,214           30,900
PFIZER INC                   COM               717081103    4,277    188,884 SH       Sole                  112,654           76,230
PHILIP MORRIS INTL INC       COM               718172109    5,723     64,591 SH       Sole                   42,402           22,189
PIONEER NAT RES CO           COM               723787107   33,793    302,833 SH       Sole                  203,815           99,018
PROCTER & GAMBLE CO          COM               742718109    1,062     15,805 SH       Sole                   12,705            3,100
QEP RES INC                  COM               74733v100    9,608    315,018 SH       Sole                  159,526          155,492
QUALCOMM INC                 COM               747525103      351      5,157 SH       Sole                    5,157
QUESTAR CORP                 COM               748356102   31,918  1,657,225 SH       Sole                1,096,357          560,868
RALCORP HLDGS INC NEW        COM               751028101      621      8,385 SH       Sole                    5,385            3,000
ROSETTA RESOURCES INC        COM               777779307      293      6,000 SH       Sole                    6,000
ROYAL DUTCH SHELL PLC        SPON ADR B        780259107      624      8,833 SH       Sole                    2,800            6,033
SCHLUMBERGER LTD             COM               806857108    1,695     24,235 SH       Sole                   12,035           12,200
SCHWAB CHARLES CORP NEW      COM               808513105   10,391    723,120 SH       Sole                  331,420          391,700
SIGMA ALDRICH CORP           COM               826552101    3,843     52,600 SH       Sole                   28,900           23,700
SMUCKER J M CO               COM NEW           832696405    1,709     21,000 SH       Sole                   15,100            5,900
SPDR S&P 500 ETF TR          TR UNIT           78462F103    8,105     57,560 SH       Sole                   51,960            5,600
SPX CORP                     COM               784635104   35,551    458,545 SH       Sole                  308,051          150,494
SUNTRUST BKS INC             COM               867914103   27,293  1,129,224 SH       Sole                  749,723          379,501
SYSCO CORP                   COM               871829107    2,196     73,558 SH       Sole                   52,460           21,098
TE CONNECTIVITY LTD          REG SHS           H84989104   45,012  1,224,817 SH       Sole                  806,444          418,373
TEVA PHARMACEUTICAL INDS LTD ADR               881624209    1,295     28,750 SH       Sole                   13,900           14,850
TEXAS INSTRS INC             COM               882508104   34,498  1,026,410 SH       Sole                  663,320          363,090
TIM PARTICIPACOES S A        SPONSORED ADR     88706P205    1,120     34,725 SH       Sole                   16,876           17,849
TIME WARNER INC              COM NEW           887317303   33,905    898,137 SH       Sole                  594,540          303,597
TOTAL S A                    SPONSORED ADR     89151e109    2,494     48,795 SH       Sole                   29,055           19,740
TOYOTA MOTOR CORP            SP ADR REP2COM    892331307    1,474     16,973 SH       Sole                    8,103            8,870
TRANSOCEAN LTD               REG SHS           H8817H100      458      8,380 SH       Sole                    3,980            4,400
UDR INC                      COM               902653104      896     33,540 SH       Sole                   15,640           17,900
UNILEVER N V                 N Y SHS NEW       904784709   28,845    847,633 SH       Sole                  719,997          127,636
UNITED TECHNOLOGIES CORP     COM               913017109    1,467     17,685 SH       Sole                   10,835            6,850
US BANCORP DEL               COM NEW           902973304      749     23,658 SH       Sole                   19,122            4,536
V F CORP                     COM               918204108    5,114     35,033 SH       Sole                   19,733           15,300
VODAFONE GROUP PLC NEW       SPONS ADR NEW     92857W209   19,611    708,755 SH       Sole                  575,527          133,228
WAL MART STORES INC          COM               931142103   14,597    238,510 SH       Sole                   91,910          146,600
WEATHERFORD INTERNATIONAL LT REG SHS           h27013103    1,649    109,255 SH       Sole                   53,410           55,845
WESTERN UN CO                COM               959802109      176     10,000 SH       Sole                                    10,000
WILLIAMS SONOMA INC          COM               969904101  101,447  2,706,701 SH       Sole                2,700,501            6,200
WILLIS GROUP HOLDINGS PUBLIC SHS               G96666105      977     27,921 SH       Sole                   13,001           14,920
YUM BRANDS INC               COM               988498101    1,152     16,187 SH       Sole                    6,067           10,120
ZIMMER HLDGS INC             COM               98956P102      289      4,500 SH       Sole                    2,000            2,500